Earnings per share (Tables)	12 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2022			2021
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,466,142	239,262,004	6.13	1,369,072	249,119,219	5.50
Net effect of dilutive stock options and PSUs[2]		3,605,441			3,969,661
Diluted	1,466,142	242,867,445	6.04	1,369,072	253,088,880	5.41
[1]    During the year ended September 30, 2022, 8,839,439 Class A subordinate voting shares purchased for cancellation and 1,841,709 Class A subordinate voting shares held in trust were excluded from the calculation of weighted average number of shares outstanding as of the date of transaction (15,460,465 and 1,433,521, respectively during the year ended September 30, 2021).
[2] The calculation of the diluted earnings per share excluded 307,272 stock options for the year ended September 30, 2022 (1,276,809 for the year ended September 30, 2021), as they were anti-dilutive.